Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [Abstract]
In-process precious metals	$ 126.2	$ 195.3
Ore in stockpiles	42.2	2.8
Parts and supplies	77.2	65.2
Dore, and refined precious metals	12.5	7.9
Inventories	258.1	271.2
Less: Long-term inventory	(25.3)	0.0
Current inventories	$ 232.8	$ 271.2